Senior Unsecured Bond - Schedule of Breakdown of Senior Unsecured Bond and Total Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Debt Instrument [Line Items]
Total	$ 815,942	$ 685,930
2020 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Total Bond	100,000	100,000
Less deferred financing costs	(1,449)	(1,842)	$ (2,000)
Total	$ 98,551	$ 98,158